INTANGIBLE ASSETS, NET (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Indefinite-Lived Intangible Assets [Line Items]
Amortization expense	$ 1,106,853	$ 766,923	$ 832,080
Currency translation differences	5,653	1,031	19,444
Intangible asset written off	180,361	0
Impairment of intangible assets	0	0	0
Other Intangible Assets [Member]
Indefinite-Lived Intangible Assets [Line Items]
Currency translation differences	$ 48,191	$ 8,893	$ 134,105